Loss Per Share - Schedule of Antidilutive Common Stock Equivalents (Details) - DiamiR Biosciences Corp. [Member] - shares	6 Months Ended		12 Months Ended
	Nov. 30, 2025	Nov. 30, 2024	May 31, 2025	May 31, 2024
Stock options [Member]
Schedule of Antidilutive Common Stock Equivalents [Line Items]
Antidilutive shares	441,750	511,950	511,950	511,950
Restricted stock [Member]
Schedule of Antidilutive Common Stock Equivalents [Line Items]
Antidilutive shares	88,000	88,000	88,000	88,000
Warrants [Member]
Schedule of Antidilutive Common Stock Equivalents [Line Items]
Antidilutive shares		29,336		29,336